Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 12, 2004

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$232,148

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
296
7200
7200
7200
D
ALABAMA NATIONAL BANCORP
COM
010317105
344
6192
6192
6192
D
AMERICAN INTERNATIONAL GP
COM
026874107
9620
134829
134829
134829
D
ANHEUSER-BUSCH COS
COM
035229103
7860
154120
154120
154120
D
AUTOMATIC DATA PROCESSING
COM
053015103
6946
165380
165380
165380
D
AVERY DENNISON
COM
053611109
4377
70355
70355
70355
D
BARD (CR) INC.
COM
067383109
5920
60630
60630
60630
D
BELLSOUTH CORP
COM
079860102
325
11737
11737
11737
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
247
10175
10175
10175
D
CAPITAL SOUTHWEST CORP
COM
140501107
415
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
4370
185398
185398
185398
D
CITIGROUP, INC.
COM
172967101
10329
199783
199783
199783
D
COMPASS BANCSHARES
COM
20449H109
7005
168910
168910
168910
D
CONOCOPHILLIPS
COM
20825C104
8757
125440
125440
125440
D
DENTSPLY INTERNATIONAL
COM
249030107
5420
122260
122260
122260
D
EXPEDITORS INTERNATIONAL
COM
302130109
6241
158570
158570
158570
D
EXXON MOBIL CORP
COM
30231G102
11292
271513
271513
271513
D
FED NAT'L MRTGE ASSN
COM
313586109
651
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
6298
70501
70501
70501
D
GENERAL ELECTRIC
COM
369604103
7111
232985
232985
232985
D
HARLEY DAVIDSON
COM
412822108
6084
114070
114070
114070
D
HORMEL
COM
440452100
6759
230435
230435
230435
D
JOHNSON & JOHNSON
COM
478160104
8391
165430
165430
165430
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7801
102460
102460
102460
D
MEDTRONIC INC
COM
585055106
7876
164940
164940
164940
D
MERCK & CO.
COM
589331107
441
9973
9973
9973
D
METROPOLITAN LIFE INS. CO
COM
59156R108
8868
248555
248555
248555
D
MICROSOFT
COM
594918104
7634
306209
306209
306209
D
MONTEREY PASTA
COM
612570101
34
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
8
20000
20000
20000
D
ORACLE CORP
COM
68389X105
3433
286115
286115
286115
D
PEPSICO
COM
713448108
8597
159645
159645
159645
D
PFIZER INC
COM
717081103
8199
233920
233920
233920
D
PITNEY-BOWES
COM
724479100
6178
145000
145000
145000
D
PROCTER & GAMBLE
COM
742718109
3941
37580
37580
37580
D
REGIS CORPORATION
COM
758932107
6023
135520
135520
135520
D
ROYAL DUTCH PETROL.
COM
780257804
477
10025
10025
10025
D
SCHERING PLOUGH CORP
COM
806605101
209
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
4254
175225
175225
175225
D
STATE STREET CORP
COM
857477103
9030
173215
173215
173215
D
SUNGARD DATA SYSTEMS
COM
867363103
4887
178375
178375
178375
D
VANGUARD STAR FD #56
COM
921909107
665
37350
37350
37350
D
VIACOM CL B
COM
925524308
7414
189083
189083
189083
D
WAL-MART
COM
931142103
6204
103929
103929
103929
D
WILMINGTON TRUST
COM
971807102
4917
131575
131575
131575
S
REPORT SUMMARY
46
RECORDS
232148
0
OTHER MANAGERS